UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.6%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	$1,000,000	$1,064,030
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	500,000	512,415
			1,576,445

New Jersey (80.1%)
Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa2	1,859,000	1,986,137
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,290,326
Camden Cnty., Impt. Auth. VRDN (Harvest Village),
Ser. A, 0.29s, 7/1/29	A-1+	1,225,000	1,225,000
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
NATL, 5 1/4s, 6/1/21	A	5,405,000	5,585,419
Cumberland Cnty., Impt. Auth. Solid Waste Syst. Rev.
Bonds, Ser. A, 5s, 1/1/30	Baa1	2,350,000	2,429,054
Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,537,409
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,218,560
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,240,420
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
NATL, 5s, 3/1/19	AA	1,500,000	1,842,045
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s,
11/1/28	AAA	2,000,000	2,531,700
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,453,000
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,591,081
5s, 4/1/23	AA+	500,000	579,065
Hillsborough Twp., School Dist. G.O. Bonds, AGM,
5 3/8s, 10/1/21	AAA	1,720,000	2,148,607
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	BBB/P	1,700,000	1,838,448
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	1,500,000	1,486,665
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	Aa2	1,000,000	1,072,180
Middletown, Township Board of Ed. G.O. Bonds, 5s,
8/1/27	AA	1,500,000	1,711,305
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,420,089
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa1	505,000	511,565
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s,
9/1/24	A1	1,225,000	1,297,986
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded,
1/1/14)	AA-	2,260,000	2,606,526
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded, 11/15/11)	AAA/F	1,000,000	1,093,020
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,303,250
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,327,950
(Burlington Coat Factory), 6 1/8s, 9/1/10	A1	360,000	360,000
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	715,838
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,613,659
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,677,271
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,950,000	2,916,075
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	Aa3	1,500,000	1,635,300
(School Fac. Construction), Ser. Y, 5s, 9/1/33	Aa3	500,000	531,460
Ser. U, AGM, 5s, 9/1/32	AAA	1,000,000	1,064,880
(School Fac. Construction), Ser. P, 5s, 9/1/30	Aa3	2,040,000	2,169,479
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,037,270
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/24	AAA	400,000	436,568
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	AAA	2,545,000	2,783,288
NJ Econ. Dev. Auth. Gas Fac. VRDN (NUI Corp.), Ser. A,
0.23s, 6/1/26	VMIG1	3,000,000	3,000,000
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	177,886
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,595,535
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,656,100
(NJ Amern Wtr. Co.), Ser. B, 5.6s, 11/1/34	A2	500,000	527,825

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Escrowed to maturity)	AAA	5,000,000	6,441,642
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,054,430
(Atlantic City Med.), 6 1/4s, 7/1/17	A1	560,000	587,205
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded,
7/1/12)	A+	440,000	486,653
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	2,053,700
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	3,510,000	3,576,058
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,659,333
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	975,000	1,003,158
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	600,702
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	905,985
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,062,340
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	722,624
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	Baa1	1,425,000	1,506,396
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s,
7/1/21	BB+/P	1,010,000	932,988
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,068,595
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,373,940
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,702,510
(Hackensack U. Med. Ctr.), 5s, 1/1/34	Baa1	750,000	755,513
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	Aa3	1,000,000	1,043,150
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	935,000	981,226
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	516,130
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,541,070
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,009,210
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,646,076
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	401,332
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,595,220
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,029,730
(Catholic Hlth. East), 5s, 11/15/15	A1	1,250,000	1,360,688
NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.29s, 7/1/36	VMIG1	1,300,000	1,300,000
Ser. A, 0.27s, 7/1/31	VMIG1	2,850,000	2,850,000
NJ State COP (Equip. Lease Purchase), Ser. A, 5 1/4s,
6/15/29	Aa3	250,000	273,713
NJ State G.O. Bonds
FGIC, NATL, 6s, 2/15/11	Aa2	665,000	682,184
5s, 6/1/27	Aa2	1,500,000	1,671,210
5s, 6/1/20	Aa2	2,000,000	2,400,900
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	2,400,000	1,244,712
NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	589,945
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded, 7/1/13)	AAA	1,250,000	1,452,625
(Seton Hall U.), Ser. E, 6 1/4s, 7/1/37	A	750,000	876,248
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,066,980
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,795,426
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	1,040,800
(Richard Stockton College), Ser. A, 5 3/8s, 7/1/38	A2	500,000	534,345
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	528,875
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,652,175
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,079,140
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded, 7/1/14)	A2	3,590,000	4,155,784
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,192,280
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	1,034,400
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AAA	1,000,000	1,109,830
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AAA	1,500,000	1,674,585
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,662,570
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A1	1,110,000	1,183,460
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded,
7/1/14)	A+	1,565,000	1,808,436
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AAA	4,315,000	4,818,388
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,877,820
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,295,563
Ser. A, 5s, 6/1/18	AA	2,000,000	2,206,140
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	980,000	1,084,380
Ser. E1, AGM, 5.7s, 5/1/20	AAA	410,000	410,603
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	4,000,000	4,713,160
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,163,700
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,126,600
Ser. A, AGM, 5s, 1/1/20	AAA	4,000,000	4,410,720
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A
5 7/8s, 12/15/38	Aa3	1,350,000	1,556,712
AGM, AMBAC, 5s, 12/15/32	AAA	2,500,000	2,649,975
AMBAC, 5s, 12/15/27	Aa3	2,475,000	2,726,782
zero %, 12/15/33	AA-	5,100,000	1,458,294
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
NATL
zero %, 12/15/27	A2	1,005,000	427,316
zero %, 12/15/26	A2	1,000,000	457,530
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,347,604
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL,
5 1/4s, 1/1/22	Aaa	2,000,000	2,519,320
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,937,394
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	2,455,000	2,676,024
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,106,470
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,451,442

Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds,
Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,274,225
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,271,900
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa1	630,000	665,910
Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.),
Ser. B, AGM, zero %, 12/1/30	AAA	1,500,000	633,930
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded, 6/1/12)	Aaa	1,500,000	1,703,775
6s, 6/1/37 (Prerefunded, 6/1/12)	Aaa	4,500,000	4,940,100
Ser. 1A, 5s, 6/1/41	BBB	2,000,000	1,372,380
Ser. 1A, 5s, 6/1/29	BBB	1,000,000	823,640
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,500,000	2,148,175
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,265,000	1,194,413
U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL,
6 1/2s, 12/1/12 (Escrowed to maturity)	A	2,550,000	2,723,961
			213,877,814

New York (3.6%)
NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,822,753
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa2	5,000,000	6,223,150
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	595,950
			9,641,853

Pennsylvania (2.8%)
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, AGM, 5 5/8s, 1/1/26	AAA	7,490,000	7,505,654
			7,505,654

Puerto Rico (10.9%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	1,490,000	1,661,171
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A	2,500,000	2,797,800
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	3,300,000	3,553,374
6s, 7/1/38	Baa1	4,500,000	4,879,125
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,000,000	1,111,880
Ser. X, 5 1/2s, 7/1/13	A2	380,000	399,315
Ser. K, 5s, 7/1/30	A3	500,000	507,025
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,190
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	A3	1,025,000	1,122,139
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	A3	1,250,000	1,305,963
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	1,047,000
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	A3	570,000	584,239
Cmnwlth. of PR, Pub. Fin. Corp. Mandatory Put Bonds
(2/1/12) (Comnwlth. Appropriation), Ser. A, 5 3/4s,
8/1/27	Baa1	1,000,000	1,039,100
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	5,000,000	5,541,500
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	1,050,420
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	1,500,000	1,542,840
			29,152,081

Virgin Islands (0.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	485,559
(Hovensa Refinery Fac.), 5 7/8s, 7/1/22	Baa3	750,000	762,653
Ser. A-1, 5s, 10/1/39	Baa2	525,000	526,502
Ser. A, 5s, 10/1/25	Baa2	450,000	473,270
			2,247,984

TOTAL INVESTMENTS

Total investments (cost $243,264,605)(b)			$264,001,831

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $266,982,701.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $243,264,605, resulting in gross unrealized appreciation and depreciation of $21,264,750 and $527,524, respectively, or net unrealized appreciation of $20,737,226.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	15.7%
State Government	15.7
Prerefunded	12.0

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	16.5%
NATL	13.3

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$264,001,831	$--

Totals by level	$--	$264,001,831	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010